SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Restructuring Cost and Reserve [Line Items]
Income tax provision computed based on Malaysia unified income tax statutory rate	$ 690,461	$ 522,356
Effect of tax exemption due to reduced income tax rate for small and medium sized companies		(10,027)
Permanent difference	(62,740)	44,412
Change in valuation allowance		106,483
Income tax provision	627,721	663,224
One Eighty Holdings Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Income tax provision computed based on Malaysia unified income tax statutory rate	293,200	40,742	$ 540,078	$ (98,721)
Effect of tax exemption due to reduced income tax rate for small and medium sized companies	(9,379)	(1,453)	(16,029)	(476)
Income tax provision	314,103	62,811	558,659	(64,298)
Effect of deferred tax	1,589	(4,154)
Expenses not deductible for tax purposes	$ 28,693	$ 27,676	$ 34,610	$ 34,899